UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS—February 28, 2006 (unaudited)

Number of
Shares		Value ($)

Common Stocks—99.46%
Aerospace & Defense—2.31%
15,200	Boeing Co.	1,104,888
3,600	General Dynamics Corp.	443,772
2,300	Goodrich Corp.	96,232
15,900	Honeywell International, Inc.	651,105
2,200	L-3 Communications Holdings, Inc.	182,842
6,800	Lockheed Martin Corp.	495,516
6,700	Northrop Grumman Corp.	429,470
8,800	Raytheon Co.	381,920
3,400	Rockwell Collins, Inc.	180,710
19,200	United Technologies Corp.	1,123,200

		5,089,655

Air Freight & Couriers—1.02%
5,800	FedEx Corp.	621,992
1,500	Ryder System, Inc.	66,510
20,800	United Parcel Service, Inc., Class B	1,553,968

		2,242,470

Airlines—0.10%
12,900	Southwest Airlines Co.	216,333

Auto Components—0.15%
4,300	Goodyear Tire & Rubber Co.* (1)	61,619
3,900	Johnson Controls, Inc.	277,953

		339,572

Automobiles—0.23%
35,400	Ford Motor Co.	282,138
10,800	General Motors Corp. (1)	219,348

		501,486

Banks—6.94%
7,100	AmSouth Bancorp	197,025
87,622	Bank of America Corp.	4,017,469
14,400	Bank of New York Co., Inc.	493,056
10,200	BB&T Corp.	403,206
3,400	Comerica, Inc.	194,888
2,400	Compass Bancshares, Inc.	120,672
10,400	Fifth Third Bancorp	401,960
2,200	First Horizon National Corp.	86,042
4,900	Golden West Financial Corp.	348,047
4,600	Huntington Bancshares, Inc.	110,630
7,600	KeyCorp	283,252
1,500	M&T Bank Corp.	168,600
4,200	Marshall & Ilsley Corp.	184,800
8,000	Mellon Financial Corp.	288,720
10,700	National City Corp.	372,360
3,600	Northern Trust Corp.	189,792
9,250	North Fork Bancorp, Inc.	236,245
5,500	PNC Financial Services Group	386,925
8,700	Regions Financial Corp.	302,586
6,700	Sovereign Bancorp, Inc.	139,561
6,800	SunTrust Banks, Inc.	492,116
5,400	Synovus Financial Corp.	153,090
34,400	U.S. Bancorp, Inc.	1,063,304
29,419	Wachovia Corp. (1)	1,649,523
18,503	Washington Mutual, Inc.	790,078
31,800	Wells Fargo & Co.	2,041,560
1,900	Zions Bancorp	156,788

		15,272,295

Beverages—2.07%
14,500	Anheuser-Busch Cos., Inc.	602,330
1,600	Brown-Forman Corp., Class B	112,576
39,100	Coca-Cola Co.	1,641,027
5,400	Coca-Cola Enterprises, Inc.	106,110
3,300	Constellation Brands, Inc., Class A*	86,922
1,100	Molson Coors Brewing Co., Class B	69,025
2,900	Pepsi Bottling Group, Inc.	85,144
31,300	PepsiCo, Inc.	1,850,143

		4,553,277

Biotechnology—1.47%
23,400	Amgen, Inc.*	1,766,466
6,300	Biogen Idec, Inc.*	297,675
2,000	Chiron Corp.*	91,340
5,000	Genzyme Corp.*	346,700
8,700	Gilead Sciences, Inc.*	541,749
4,900	Medimmune, Inc.*	178,801

		3,222,731

Number of
Shares		Value ($)

Building Products—0.17%
3,600	American Standard Cos., Inc.	142,488
7,500	Masco Corp.	233,925

		376,413

Chemicals—1.49%
4,400	Air Products & Chemicals, Inc.	282,304
18,400	Dow Chemical Co.	791,752
1,600	Eastman Chemical Co.	78,928
3,800	Ecolab, Inc.	137,522
17,600	E.I. du Pont de Nemours & Co.	708,224
2,300	Engelhard Corp.	91,425
1,700	International Flavors & Fragrances, Inc.	58,871
5,100	Monsanto Co.	427,788
3,200	PPG Industries, Inc.	194,016
5,900	Praxair, Inc.	318,482
2,600	Rohm & Haas Co.	129,350
1,000	Sigma-Aldrich Corp.	64,410

		3,283,072

Commercial Services & Supplies—1.60%
4,000	Allied Waste Industries, Inc.*	42,840
2,800	Apollo Group, Inc., Class A*	138,264
10,900	Automatic Data Processing, Inc.	503,471
2,100	Avery Dennison Corp.	126,000
20,200	Cendant Corp.	335,724
2,800	Cintas Corp.	115,052
4,400	Donnelley, R. R. & Sons Co.	148,104
2,500	Equifax, Inc.	91,600
14,600	First Data Corp.	658,898
3,800	Fiserv, Inc.*	157,700
6,400	H&R Block, Inc.	142,720
2,200	Monster Worldwide, Inc.*	107,712
6,300	Paychex, Inc.	252,315
4,400	Pitney Bowes, Inc.	188,056
2,900	Robert Half International, Inc.	104,168
3,100	Sabre Holdings Corp.	74,803
9,800	Waste Management, Inc.	325,948

		3,513,375

Communications Equipment—2.89%
2,685	ADC Telecommunications, Inc.*	67,984
3,700	Andrew Corp.*	50,172
7,900	Avaya, Inc.*	87,848
13,900	CIENA Corp.*	55,878
116,400	Cisco Systems, Inc.*	2,355,936
3,600	Comverse Technology, Inc.*	103,536
28,600	Corning, Inc.*	698,126
32,000	JDS Uniphase Corp.*	97,280
86,600	Lucent Technologies, Inc.*	242,480
47,400	Motorola, Inc.	1,014,360
31,000	Qualcomm, Inc.	1,463,510
8,000	Tellabs, Inc.*	117,520

		6,354,630

Computers & Peripherals—3.61%
16,000	Apple Computer, Inc.*	1,096,640
44,800	Dell, Inc.*	1,299,200
44,400	EMC Corp.*	622,488
7,900	Gateway, Inc.*	18,644
54,200	Hewlett-Packard Co.	1,778,302
29,700	International Business Machines Corp.	2,383,128
2,100	Lexmark International, Inc.*	98,889
3,400	NCR Corp.*	136,306
6,900	Network Appliance, Inc.*	228,804
66,500	Sun Microsystems, Inc.*	277,305

		7,939,706

Construction & Engineering—0.06%
1,600	Fluor Corp.	138,080

Construction Materials—0.08%
2,100	Vulcan Materials Co.	165,900

Containers & Packaging—0.14%
2,000	Ball Corp.	85,200
3,200	Pactiv Corp.*	73,376
1,100	Sealed Air Corp.*	62,568
2,200	Temple-Inland, Inc.	93,874

		315,018

Number of
Shares		Value ($)

Diversified Financials—8.64%
23,600	American Express Co.	1,271,568
4,960	Ameriprise Financial, Inc.	225,581
2,200	Bear Stearns Cos., Inc.	295,768
5,800	Capital One Financial Corp.	508,080
19,900	Charles Schwab Corp.	322,579
3,700	CIT Group, Inc.	198,949
95,700	Citigroup, Inc.	4,437,609
11,600	Countrywide Financial Corp.	399,968
8,200	E*TRADE Financial Corp.*	209,756
13,100	Federal Home Loan Mortgage Corp.	882,809
18,300	Federal National Mortgage Association	1,000,644
2,900	Franklin Resources, Inc.	297,772
8,600	Goldman Sachs Group, Inc.	1,215,094
4,300	Janus Capital Group, Inc.	94,299
66,300	J.P. Morgan Chase & Co.	2,727,582
5,100	Lehman Brothers Holdings, Inc.	744,345
17,400	Merrill Lynch & Co., Inc.	1,343,454
4,700	Moody’s Corp.	314,900
20,500	Morgan Stanley & Co., Inc.	1,223,030
5,600	Principal Financial Group, Inc.	272,832
7,900	SLM Corp.	445,639
6,000	State Street Corp.	374,880
2,500	T. Rowe Price Group, Inc.	191,950

		18,999,088

Diversified Telecommunication Services—3.26%
7,300	ALLTEL Corp.	460,995
73,670	AT&T, Inc.	2,032,555
34,900	BellSouth Corp.	1,102,142
2,400	CenturyTel, Inc.	86,352
7,600	Citizens Communications Co.	101,460
28,100	Qwest Communications International, Inc.* (1)	177,592
56,299	Sprint Corp.	1,352,865
55,000	Verizon Communications	1,853,500

		7,167,461

Electric Utilities—2.74%
3,300	Allegheny Energy, Inc.*	118,008
3,900	Ameren Corp.	197,613
7,500	American Electric Power Co., Inc.	273,750
3,200	Cinergy Corp.	141,056
4,300	CMS Energy Corp.*	60,544
4,800	Consolidated Edison, Inc.	220,176
3,600	Constellation Energy Group, Inc.	211,464
6,500	Dominion Resources, Inc.	488,150
3,500	DTE Energy Co.	151,550
6,100	Edison International, Inc.	270,596
4,000	Entergy Corp.	290,040
12,400	Exelon Corp.	708,164
6,200	FirstEnergy Corp.	316,696
7,600	FPL Group, Inc.	318,668
6,900	PG&E Corp.	262,545
1,600	Pinnacle West Capital Corp.	65,680
7,000	PPL Corp.	222,600
5,400	Progress Energy, Inc. (2)	204,148
4,800	Public Service Enterprise Group, Inc.	333,072
14,000	Southern Co.	476,420
4,100	TECO Energy, Inc.	69,946
9,000	TXU Corp.	471,510
8,100	Xcel Energy, Inc.	150,336

		6,022,732

Electrical Equipment—0.53%
3,200	American Power Conversion Corp.	65,376
1,400	Cooper Industries Ltd., Class A	117,180
7,800	Emerson Electric Co.	638,118
3,100	Molex, Inc.	98,673
3,600	Rockwell Automation, Inc.	245,412

		1,164,759

Electronic Equipment & Instruments—0.42%
7,800	Agilent Technologies, Inc.*	280,800
3,400	Jabil Circuit, Inc.*	128,690
3,000	PerkinElmer, Inc.	71,370
11,600	Sanmina-SCI Corp.*	44,776
14,900	Solectron Corp.*	53,789
5,400	Symbol Technologies, Inc.	62,748
2,000	Tektronix, Inc.	61,600
3,500	Thermo Electron Corp.*	121,170
2,100	Waters Corp.*	89,733

		914,676

Energy Equipment & Services—1.82%
6,600	Baker Hughes, Inc.	448,602
6,600	BJ Services Co.	206,646
9,800	Halliburton Co.	666,400
3,000	Nabors Industries, Inc.*	197,850
3,300	National-Oilwell Varco, Inc.*	200,904
2,800	Noble Corp.	206,948
1,400	Rowan Cos., Inc.	56,350
11,200	Schlumberger Ltd.	1,288,000
6,200	Transocean Sedco Forex, Inc.*	459,916
6,200	Weatherford International Ltd.*	267,344

		3,998,960

Number of
Shares		Value ($)

Food & Drug Retailing—1.16%
6,800	Albertson’s, Inc.	172,992
15,400	CVS Corp.	436,282
14,400	Kroger Co.*	288,576
8,700	Safeway, Inc.	211,497
3,000	SUPERVALU, Inc.	94,800
12,200	Sysco Corp.	367,098
19,200	Walgreen Co.	861,312
2,000	Whole Foods Market, Inc.	127,760

		2,560,317

Food Products—1.03%
12,200	Archer-Daniels-Midland Co.	386,984
3,600	Campbell Soup Co.	112,068
10,400	ConAgra Foods, Inc.	218,712
6,500	General Mills, Inc.	320,125
5,700	Heinz, H.J. & Co.	215,859
3,400	Hershey Foods Corp.	173,910
5,000	Kellogg Co.	221,550
2,400	McCormick & Co., Inc.	78,792
13,700	Sara Lee Corp.	242,079
4,900	Tyson Foods, Inc., Class A	66,297
3,600	Wm. Wrigley Jr. Co. (1)	228,744

		2,265,120

Gas Utilities—0.30%
3,800	KeySpan Corp.	154,850
1,900	Kinder Morgan, Inc.	176,282
5,200	NiSource, Inc.	106,756
4,800	Sempra Energy	229,632

		667,520

Health Care Equipment & Supplies—2.01%
3,800	Applera Corp. - Applied Biosystems Group	107,426
1,200	Bausch & Lomb, Inc.	83,052
11,300	Baxter International, Inc.	427,705
4,700	Becton, Dickinson and Co.	300,095
4,800	Biomet, Inc. (1)	174,720
10,800	Boston Scientific Corp.*	263,736
2,000	C.R. Bard, Inc.	130,980
2,500	Fisher Scientific International, Inc.*	170,400
6,200	Guidant Corp.	475,912
22,900	Medtronic, Inc.	1,235,455
800	Millipore Corp.*	55,464
2,600	Patterson Cos., Inc.*	93,704
7,100	St. Jude Medical, Inc.*	323,760
5,700	Stryker Corp.	263,454
4,600	Zimmer Holdings, Inc.*	318,228

		4,424,091

Health Care Providers & Services—2.92%
10,600	Aetna, Inc.	540,600
4,000	AmerisourceBergen Corp.	183,960
8,100	Cardinal Health, Inc.	588,060
8,800	Caremark Rx, Inc.*	437,800
2,400	CIGNA Corp.	294,600
3,300	Coventry Health Care, Inc.*	196,746
2,800	Express Scripts, Inc.*	244,356
8,000	HCA, Inc.	383,200
4,400	Health Management Associates, Inc., Class A	93,676
2,900	Humana, Inc.*	149,843
4,200	IMS Health, Inc.	101,220
2,600	Laboratory Corp. of America Holdings*	151,086
1,200	Manor Care, Inc.	49,620
5,800	McKesson Corp.	313,954
3,200	Quest Diagnostics, Inc.	169,184
10,800	Tenet Healthcare Corp.*	85,212
25,700	UnitedHealth Group, Inc.	1,496,511
12,200	WellPoint, Inc.*	936,838

		6,416,466

Hotels, Restaurants & Leisure—1.53%
8,100	Carnival Corp.	418,365
2,800	Darden Restaurants, Inc.	117,432
3,200	Harrah’s Entertainment, Inc.	230,144
6,500	Hilton Hotels Corp.	157,300
6,600	International Game Technology	236,082
3,300	Marriott International, Inc., Class A	225,720
23,700	McDonald’s Corp.	827,367
14,600	Starbucks Corp.*	530,272
4,100	Starwood Hotels & Resorts Worldwide, Inc., Class B	260,350
1,800	Wendy’s International, Inc.	104,220
5,600	Yum! Brands, Inc.	267,120

		3,374,372

Number of
Shares		Value ($)

Household Durables—0.74%
1,500	Black & Decker Corp.	128,370
2,300	Centex Corp.	155,503
5,400	D.R. Horton, Inc.	184,194
2,900	Fortune Brands, Inc.	224,895
1,000	Harman International Industries, Inc.	110,350
1,400	KB HOME	93,842
3,700	Leggett & Platt, Inc.	86,876
2,500	Lennar Corp., Class A	149,650
5,500	Newell Rubbermaid, Inc.	136,785
4,100	Pulte Homes, Inc.	157,481
1,600	Stanley Works	80,224
1,300	Whirlpool Corp.	116,727

		1,624,897

Household Products—2.29%
3,100	Clorox Co.	188,945
10,100	Colgate-Palmolive Co.	550,248
8,600	Kimberly Clark Corp.	508,948
63,352	Procter & Gamble Co.	3,796,685

		5,044,826

Industrial Conglomerates—4.08%
14,300	3M Co.	1,052,337
200,700	General Electric Co.	6,597,009
1,600	Reynolds American, Inc. (1)	169,840
2,200	Textron, Inc.	193,842
37,700	Tyco International Ltd.	972,283

		8,985,311

Insurance—4.73%
5,600	ACE Ltd.	312,088
9,600	AFLAC, Inc.	444,000
12,400	Allstate Corp.	679,272
2,000	Ambac Financial Group, Inc.	150,300
49,200	American International Group, Inc.	3,264,912
5,900	AON Corp.	233,699
3,800	Chubb Corp.	363,850
3,465	Cincinnati Financial Corp.	153,708
6,400	Genworth Financial, Inc., Class A	203,648
5,600	Hartford Financial Services Group, Inc.	461,328
2,500	Jefferson-Pilot Corp.	150,625
3,400	Lincoln National Corp.	193,018
2,500	Loews Corp.	230,650
10,600	Marsh & McLennan Cos., Inc.	327,646
2,700	MBIA, Inc.	158,598
14,300	Metlife, Inc.	716,716
1,800	MGIC Investment Corp.	114,750
3,800	Progressive Corp.	408,310
9,700	Prudential Financial, Inc.	747,288
2,400	SAFECO Corp.	123,624
13,200	St. Paul Cos., Inc.	567,336
1,900	Torchmark Corp.	103,873
5,500	UnumProvident Corp.	113,795
2,700	XL Capital Ltd., Class A (1)	182,385

		10,405,419

Internet & Catalog Retail—0.48%
5,200	Amazon.com, Inc.*	194,948
21,700	eBay, Inc.*	869,302

		1,064,250

Internet Software & Services—0.40%
3,800	VeriSign, Inc.*	89,908
24,400	Yahoo!, Inc.*	782,264

		872,172

IT Consulting & Services—0.30%
2,400	Affiliated Computer Services, Inc.*	151,008
3,600	Computer Sciences Corp.*	195,624
10,000	Electronic Data Systems Corp.	267,000
7,700	Unisys Corp.*	51,436

		665,068

Leisure Equipment & Products—0.33%
2,200	Brunswick Corp.	86,306
5,300	Eastman Kodak Co.	148,665
5,500	Harley-Davidson, Inc.	288,805
3,100	Hasbro, Inc.	62,899
8,100	Mattel, Inc.	136,485

		723,160

Machinery—1.50%
12,900	Caterpillar, Inc.	942,732
800	Cummins, Inc.	86,624
4,400	Danaher Corp.	266,552
4,600	Deere & Co.	350,842
4,000	Dover Corp.	191,760
2,800	Eaton Corp.	195,076
3,700	Illinois Tool Works, Inc.	317,608
6,200	Ingersoll Rand Co., Class A	254,386
3,600	ITT Industries, Inc.	189,000
1,000	Navistar International Corp.*	29,350
3,200	PACCAR, Inc.	223,584
2,400	Pall Corp.	70,608
2,400	Parker-Hannifin Corp.	187,608

		3,305,730

Number of
Shares		Value ($)

Media—3.29%
15,100	CBS Corp., Class B	369,346
9,800	Clear Channel Communications, Inc.	277,340
41,500	Comcast Corp., Class A*	1,113,445
1,400	E.W. Scripps Co., Class A	67,312
4,600	Gannett Co., Inc.	285,936
9,400	Interpublic Group Cos., Inc.*	97,384
1,300	Knight-Ridder, Inc. (1)	78,026
7,400	McGraw-Hill Cos., Inc.	392,866
3,100	New York Times Co., Class A (1)	87,482
46,400	News Corp., Class A	755,392
3,200	Omnicom Group, Inc.	255,424
89,100	Time Warner, Inc.	1,542,321
5,100	Tribune Co.	156,060
3,700	Univision Communications, Inc., Class A*	123,765
15,000	Viacom, Inc., Class B*	599,400
36,800	Walt Disney Co.	1,030,032

		7,231,531

Metals & Mining—0.83%
16,500	Alcoa, Inc.	483,780
1,500	Allegheny Technologies, Inc.	75,765
3,400	Freeport-McMoRan Copper & Gold, Inc., Class B	172,142
8,500	Newmont Mining Corp.	449,820
3,100	Nucor Corp.	266,755
2,000	Phelps Dodge Corp.	276,000
2,000	United States Steel Corp.	109,000

		1,833,262

Multi-Line Retail—2.28%
9,100	Costco Wholesale Corp.	466,648
6,000	Dollar General Corp.	104,520
2,900	Family Dollar Stores, Inc.	74,588
5,206	Federated Department Stores, Inc.	369,834
4,500	J.C. Penney Co., Inc. (Holding Co.)	263,880
6,600	Kohl’s Corp.*	317,526
3,700	Nordstrom, Inc.	140,600
1,758	Sears Holdings Corp.*	211,751
16,800	Target Corp.	913,920
47,400	Wal-Mart Stores, Inc.	2,150,064

		5,013,331

Multi-Utilities—0.47%
12,800	AES Corp.*	221,440
6,000	Centerpoint Energy, Inc.	77,820
17,400	Duke Energy Corp.	494,160
10,900	Williams Cos., Inc.	235,113

		1,028,533

Office Electronics—0.13%
18,900	Xerox Corp.*	281,610

Oil & Gas—7.49%
1,600	Amerada Hess Corp.	221,296
4,500	Anadarko Petroleum Corp.	446,220
6,300	Apache Corp.	421,596
1,400	Ashland, Inc.	91,378
7,100	Burlington Resources, Inc.	640,278
42,263	ChevronTexaco Corp.	2,387,014
26,200	ConocoPhillips, Inc. (1)	1,597,152
8,400	Devon Energy Corp.	492,492
12,600	El Paso Corp.	164,808
4,700	EOG Resources, Inc.	316,780
118,000	Exxon Mobil Corp.	7,005,660
2,323	Kerr-McGee Corp.	226,957
6,930	Marathon Oil Corp.	489,258
3,400	Murphy Oil Corp.	159,358
7,800	Occidental Petroleum Corp.	714,012
2,600	Sunoco, Inc.	192,660
11,800	Valero Energy Corp.	634,722
6,833	XTO Energy, Inc.	286,235

		16,487,876

Paper & Forest Products—0.37%
9,200	International Paper Co.	301,484
2,500	Louisiana-Pacific Corp.	71,075
4,000	MeadWestvaco Corp.	111,280
4,900	Weyerhaeuser Co.	334,621

		818,460

Personal Products—0.17%
1,800	Alberto-Culver Co., Class B	82,206
8,100	Avon Products, Inc.	233,685
1,300	Estee Lauder Cos., Inc., Class A	48,646

		364,537

Number of
Shares		Value ($)

Pharmaceuticals—6.74%
29,300	Abbott Laboratories	1,294,474
2,600	Allergan, Inc.	281,476
1,700	Barr Pharmaceuticals, Inc.*	114,206
37,200	Bristol-Myers Squibb Co.	859,320
21,400	Eli Lilly & Co.	1,190,268
6,300	Forest Laboratories, Inc.*	289,170
2,900	Hospira, Inc.*	115,130
56,100	Johnson & Johnson	3,234,165
4,300	King Pharmaceuticals, Inc.*	69,875
6,000	Medco Health Solutions, Inc.*	334,320
41,600	Merck & Co., Inc.	1,450,176
4,700	Mylan Laboratories, Inc.	108,100
139,600	Pfizer, Inc.	3,656,124
28,000	Schering-Plough Corp.	518,000
1,900	Watson Pharmaceuticals, Inc.*	56,962
25,200	Wyeth	1,254,960

		14,826,726

Real Estate—0.80%
2,100	Apartment Investment & Management Co., Class A	93,051
4,000	Archstone-Smith Trust	189,600
7,800	Equity Office Properties Trust	245,310
5,200	Equity Residential Properties Trust	235,456
3,600	Plum Creek Timber Co., Inc.	133,740
4,600	ProLogis	241,592
1,700	Public Storage, Inc.	132,634
3,600	Simon Property Group, Inc.	298,692
2,200	Vornado Realty Trust	195,778

		1,765,853

Road & Rail—0.74%
7,200	Burlington Northern Santa Fe, Inc.	566,208
4,200	CSX Corp.	232,596
7,900	Norfolk Southern Corp.	404,322
4,900	Union Pacific Corp.	433,895

		1,637,021

Semiconductor Equipment & Products—3.08%
7,700	Advanced Micro Devices, Inc.*	297,759
7,100	Altera Corp.*	142,284
7,000	Analog Devices, Inc.	266,980
31,000	Applied Materials, Inc.	568,540
8,050	Broadcom Corp., Class A*	362,975
7,586	Freescale Semiconductor, Inc., Class B*	205,125
113,600	Intel Corp.	2,340,160
3,800	KLA-Tencor Corp.	198,474
6,000	Linear Technology Corp.	221,160
6,800	LSI Logic Corp.*	66,300
6,400	Maxim Integrated Products, Inc.	250,176
11,400	Micron Technology, Inc.*	176,814
6,700	National Semiconductor Corp.	187,935
2,400	Novellus Systems, Inc.*	64,152
3,100	NVIDIA Corp.*	146,103
4,200	PMC-Sierra, Inc.*	42,882
1,400	QLogic Corp.*	57,596
4,400	Teradyne, Inc.*	73,876
30,700	Texas Instruments, Inc.	916,395
6,700	Xilinx, Inc.	182,776

		6,768,462

Software—3.43%
10,900	Adobe Systems, Inc.	420,958
4,400	Autodesk, Inc.	165,660
3,900	BMC Software, Inc.*	85,293
8,700	CA, Inc.	236,292
3,700	Citrix Systems, Inc.*	119,732
8,700	Compuware Corp.*	71,427
5,700	Electronic Arts, Inc.*	296,229
3,600	Intuit, Inc.*	174,888
173,700	Microsoft Corp.	4,672,530
8,500	Novell, Inc.*	80,835
70,500	Oracle Corp.*	875,610
20,706	Symantec Corp.*	349,724

		7,549,178

Specialty Retail—2.26%
3,500	AutoNation, Inc.*	73,185
800	AutoZone, Inc.*	77,344
5,300	Bed, Bath & Beyond, Inc.*	191,012
7,700	Best Buy Co., Inc.	414,722
3,200	Circuit City Stores-Circuit City Group	76,896
10,700	Gap, Inc.	198,378
40,200	Home Depot, Inc.	1,694,430
6,600	Limited Brands	156,222
14,900	Lowe’s Cos., Inc.	1,015,882
6,100	Office Depot, Inc.*	217,648
1,400	OfficeMax, Inc.	41,062
2,600	RadioShack Corp.	50,830
2,100	Sherwin-Williams Co.	95,655
14,000	Staples, Inc.	343,560
2,800	Tiffany & Co.	103,964
9,400	TJX Cos., Inc.	230,206

		4,980,996

Textiles & Apparel—0.37%
7,400	Coach, Inc.*	264,328
2,300	Jones Apparel Group, Inc.	66,516
1,900	Liz Claiborne, Inc.	68,457
3,800	Nike, Inc., Class B	329,764
1,700	V. F. Corp.	93,160

		822,225

Number of
Shares		Value ($)

Tobacco—1.34%
39,400	Altria Group, Inc.	2,832,860
3,200	UST, Inc. (1)	124,416

		2,957,276

Trading Companies & Distributors—0.13%
3,700	Genuine Parts Co.	164,724
1,500	W.W. Grainger, Inc.	111,060

		275,784

Total Common Stocks (cost—$176,189,159)		218,833,069

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Short-Term U.S. Government Obligation—0.07%
150	U.S. Treasury Bills†† (cost—$147,754)	07/06/06	4.245	@	147,754

Repurchase Agreement—0.49%
1,085	Repurchase Agreement dated 02/28/06 with State Street Bank & Trust Co., collateralized by $1,109,421 U.S. Treasury Notes, 2.000% to 4.625% due 05/15/06 to 08/15/10; (value—$1,106,716); proceeds: $1,085,125 (cost—$1,085,000)	03/01/06	4.150		1,085,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—2.03%
Money Market Funds†—0.98%
1	AIM Liquid Assets Money Market Portfolio		4.442		593
2	AIM Prime Money Market Portfolio		4.444		2,075
#0	Barclays Prime Money Market Fund		4.405		254
2,151	UBS Private Money Market Fund LLC**		4.444		2,150,860

Total Money Market Funds (cost—$2,153,782)					2,153,782

Principal
Amount
(000) ($)

Repurchase Agreement—1.05%
2,317	Repurchase Agreement dated 02/28/06 with Merrill Lynch, collateralized by $2,360,000 Federal Agricultural Mortgage Corp. obligations, 4.625% due 10/12/10; (value—$2,364,034); proceeds: $2,317,208 (cost—$2,316,915)	03/01/06	4.550		2,316,915

Total Investments of Cash Collateral from Securities Loaned (cost—$4,470,697)					4,470,697

Total Investments (cost—$181,892,610) (3) (4) (5)—102.05%					224,536,520
Liabilities in excess of other assets—(2.05)%					(4,520,477)

Net Assets—100.00%					220,016,043

*	Non-income producing security.
#	Amount represents less than 500 shares.
(1)	Security, or portion thereof, was on loan at February 28, 2006.
(2)	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of directors.
(3)	Includes $4,247,028 of investments in securities on loan, at value.
(4)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2006 were $50,451,862 and $7,807,952, respectively, resulting in net unrealized appreciation of investments of $42,643,910.
(5)	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
†	Interest rates shown reflect yield at February 28, 2006.
††	Entire amount pledged as collateral for futures transactions.
@	Interest rate shown is the discount rate at date of purchase.
**	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended February 28, 2006.

Security Description	Value at 05/31/05 ($)	Purchases During the Nine Months Ended 02/28/06 ($)	Sales During the Nine Months Ended 02/28/06 ($)	Value at 02/28/06 ($)	Income Earned from Affiliate for the Nine Months Ended 02/28/06 ($)

UBS Private Money Market Fund LLC	1,590,001	14,098,998	13,538,139	2,150,860	2,404

Futures Contracts

Number of Contracts	Contracts to Receive	In Exchange For ($)	Expiration Date	Unrealized Depreciation ($)

4	S&P 500 Index Futures	1,292,295	March 2006	9,895

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2005.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	April 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	April 25, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 25, 2006